Summary of Significant Accounting Policies - Advertising Costs, Cost of Revenue, General and Administrative Expenses (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) state location	Dec. 31, 2018 USD ($)
Advertising Costs
Advertising costs	$ 2,144,730	$ 1,788,220
Cost of net revenue
Number of locations through which company operates | location	173
States of operation | state	35
Cost of products, supplies and patient equipment depreciation	$ 215,927,438	140,034,522
Salaries, labor and benefits	154,030,773	107,484,610
Occupancy	13,407,384	8,869,386
Other operating costs	57,020,792	36,996,117
Cost of net revenue	440,386,387	293,384,635
General and administrative expenses
Salaries and benefits expenses	$ 31,651,728	$ 10,653,547